                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

                               INVESTMENT COMPANY

                 Investment Company Act file number: 811-08415

                          EVERGREEN FIXED INCOME TRUST

_____________________________________________________________________________

               (Exact name of registrant as specified in charter)

                               200 Berkeley Street

                        Boston, Massachusetts 02116-5034

  _____________________________________________________________________________

                    (Address of principal executive offices)

                          The Corporation Trust Company

                              1209 Orange Street

                           Wilmington, Delaware 19801

  _____________________________________________________________________________

                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   4/30, 6/30

Date of reporting period:  7/1/2004 - 6/30/2005


ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Fixed Income Trust (the

"Registrant"):

    Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)

        Evergreen Diversified Bond Fund

         Evergreen High Yield Bond Fund

        Evergreen Institutional Mortgage Portfolio

        Evergreen Strategic Income Fund

        Evergreen U.S. Government Fund

    Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)

        Evergreen Ultra Short Bond Fund

        The following series of the Registrant held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report:

      Evergreen High Yield Bond Fund

        Evergreen Institutional Mortgage Portfolio

        Evergreen Strategic Income Fund

        Evergreen U.S. Government Fund

        Evergreen Ultra Short Bond Fund


        The following is the proxy voting record for each other series within

Evergreen Fixed Income Trust:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08415

Reporting Period: 07/01/2004 - 06/30/2005

Evergreen Fixed Income Trust

======================= EVERGREEN DIVERSIFIED BOND FUND ========================

PIMCO HIGH INCOME FUND

Ticker:       PHK            Security ID:  722014107

Meeting Date: SEP 9, 2004    Meeting Type: Annual

Record Date:  JUN 11, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director R. Peter Sullivan III      For       For        Management

1.2   Elect Director Paul Belica                For       For        Management

======================== EVERGREEN HIGH YIELD BOND FUND ========================

================== EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO ==================

======================= EVERGREEN STRATEGIC INCOME FUND ========================

========== END NPX REPORT


                                   SIGNATURE

Pursuant  to the  requirements  of the  Investment  Company  Act  of  1940,  the

registrant  has duly  caused  this  report  to be  signed  on its  behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN FIXED INCOME TRUST

                                By:   /s/ Dennis H. Ferro

                                   ---------------------------------------

                                    Dennis H. Ferro

                                    President

                                        (Chief Executive Officer)

Date:  August 30, 2005

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